Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 KRW (₩)
IFRS 16 [member]
Disclosure of reclassification of financial assets [line items]
Description of recognition exemptions of short-term leases	Recognition exemptions for short-term leases (lease term ends within 12 months at the commencement date of the lease)
Description of recognition exemptions of low value assets leases	Leases of low-value items (assets with a value of 6 million or less).
Short term leases term	12 months
Bottom of range [member]
Disclosure of reclassification of financial assets [line items]
Investment property, estimated useful lives	15 Years
Top of range [member]
Disclosure of reclassification of financial assets [line items]
Investment property, estimated useful lives	40 Years
Top of range [member] | IFRS 16 [member]
Disclosure of reclassification of financial assets [line items]
Leases, low value assets	₩ 6,000,000